CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total	Series A Preferred Stocks [Member]
Beginning balance, value at Dec. 31, 2020	$ 11,256	$ 45,623,146	$ (20,000)	$ (30,204,992)	$ 1,279,089	$ 16,688,566
Beginning balance, shares at Dec. 31, 2020	11,255,967						66,667
Common Stock issued for services(1)	$ 34	437,967				438,001
Common Stock issued for services, shares	33,667
Common Stock issued for a reduction of liabilities(1)	$ 49	374,753				374,802
Common Stock issued for a reduction in liabilities, shares	49,010
Common Stock issued for the purchase of a license(1)	$ 17	224,983				225,000
Common Stock issued for the purchase of a license, shares	16,667
Conversion of temporary equity Series B, B-1, and C-1 Preferred Stock to Common Stock(1)	$ 956	9,466,648				9,467,604
Conversion of temporary equity Series B, B-1, and C-1 Preferred Stock to Common Stock, shares	955,947
Stock options issued for services		1,157,500				1,157,500
Stock based compensation		334,584				334,584
Issuance of noncontrolling interest for a reduction of debt					2,720,001	2,720,001
Dividend paid in Series B-1 Preferred Stock				(42,196)		(42,196)
Net income (loss)				(2,803,342)	(1,741,523)	(4,544,865)
Ending balance, value at Sep. 30, 2021	$ 12,311	57,619,582	(20,000)	(33,050,530)	2,257,567	26,818,997
Ending balance, shares at Sep. 30, 2021	12,311,257						66,667
Beginning balance, value at Jun. 30, 2021	$ 12,291	56,970,572	(20,000)	(30,141,278)	758,245	27,579,897
Beginning balance, shares at Jun. 30, 2021	12,291,416						66,667
Common Stock issued for a reduction of liabilities(1)	$ 20	109,982				110,002
Common Stock issued for a reduction in liabilities, shares	19,841
Stock options issued for services		427,500				427,500
Stock based compensation		111,528				111,528
Issuance of noncontrolling interest for a reduction of debt					1,985,001	1,985,001
Net income (loss)				(2,909,252)	(485,679)	(3,394,931)
Ending balance, value at Sep. 30, 2021	$ 12,311	57,619,582	(20,000)	(33,050,530)	2,257,567	26,818,997
Ending balance, shares at Sep. 30, 2021	12,311,257						66,667
Beginning balance, value at Dec. 31, 2021	$ 12,331	58,279,590	(20,000)	(35,731,359)	5,012,504	27,553,133
Beginning balance, shares at Dec. 31, 2021	12,330,859						66,667
Common Stock issued for stock awards	$ 16	(16)
Common Stock issued for stock awards	16,667
Common Stock issued for a reduction of liabilities(1)	$ 273	1,144,719				1,144,992
Common Stock issued for a reduction in liabilities, shares	272,156
Conversion of Series A Preferred Stock to Common Stock	$ 833	(766)
Conversion of Series A Preferred Stock to Common Stock, shares	833,333						(66,667)
Common Stock issued for cash	$ 1,600	6,238,400				6,240,000
Common Stock issued for cash, shares	1,600,000
Common stock issued for fractional shares from reverse stock split	$ 2					2
Common stock issued for fractional shares from reverse stock split, shares	2,271
Common stock issued as part consideration for the purchase of Silver Fuels Delhi, LLC and White Claw Colorado City, LLC	$ 3,010	4,284,645				4,287,655
Common stock issued as part consideration for the purchase of Silver Fuels Delhi, LLC and White Claw Colorado City, LLC, shares	3,009,552
Stock options issued for services		1,172,500				1,172,500
Stock based compensation		2,185,615				2,185,615
Distributions to noncontrolling interest					(593,087)	(593,087)
Issuance of noncontrolling interest for a reduction of debt					3,400,000	3,400,000
Net income (loss)				(7,086,213)	(630,706)	(7,716,919)
Ending balance, value at Sep. 30, 2022	$ 18,065	73,304,687	(20,000)	(42,817,572)	7,188,711	37,673,891
Ending balance, shares at Sep. 30, 2022	18,064,838						0
Beginning balance, value at Jun. 30, 2022	$ 15,039	67,857,646	(20,000)	(41,237,559)	7,245,917	33,861,043
Beginning balance, shares at Jun. 30, 2022	15,038,619						0
Common Stock issued for stock awards	$ 16	(16)
Common Stock issued for stock awards	16,667
Common stock issued as part consideration for the purchase of Silver Fuels Delhi, LLC and White Claw Colorado City, LLC	$ 3,010	4,284,645				4,287,655
Common stock issued as part consideration for the purchase of Silver Fuels Delhi, LLC and White Claw Colorado City, LLC, shares	3,009,552
Stock options issued for services		317,500				317,500
Stock based compensation		844,912				844,912
Distributions to noncontrolling interest					(249,198)	(249,198)
Issuance of noncontrolling interest for a reduction of debt					375,000	375,000
Net income (loss)				(1,580,013)	(183,008)	(1,763,021)
Ending balance, value at Sep. 30, 2022	$ 18,065	$ 73,304,687	$ (20,000)	$ (42,817,572)	$ 7,188,711	$ 37,673,891
Ending balance, shares at Sep. 30, 2022	18,064,838						0